CONTRACT COSTS (Tables)	6 Months Ended
Mar. 31, 2024
Revenue from Contract with Customer [Abstract]
SCHEDULE OF CONTRACT COSTS

Contract costs consist of the following:

	March 31, 2024	September 30, 2023

Balance at the beginning of period	$-	$171,261
Additions	-	212,499
Recognized to cost of revenue during the period	-	(383,760)
Balance at the end of period	$-	$-